BASIS OF PRESENTATION AND LIQUIDITY	9 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]
NOTE 2 -	BASIS OF PRESENTATION AND LIQUIDITY

The information in this quarterly report on Form 10-Q includes the results of operations of Elite Pharmaceuticals, Inc. and its consolidated subsidiaries (collectively the “Company” or “Elite”) for the Current Quarter and Prior Year Quarter.  The accompanying unaudited condensed consolidated financial statements have been prepared pursuant to rules and regulations of the Securities and Exchange Commission in accordance with accounting principles generally accepted for interim financial statement presentation.  Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America (“GAAP”) for complete financial statements.  In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation of the condensed consolidated financial position, results of operations and cash flows of the Company for the periods presented have been included.

The financial results for the interim periods are not necessarily indicative of the results to be expected for the full year or future interim periods.

The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes included in the Company’s Annual Report on Form 10-K for the year ended March 31, 2013 and filed with the SEC on June 21, 2013.  There have been no changes in significant accounting policies since March 31, 2013.

The Company does not anticipate being profitable for the Current Fiscal Year; therefore a current provision for income tax was not established for the Current Quarter. Only the minimum liability required for state corporation taxes was considered.

The accompanying unaudited condensed consolidated financial statements were prepared on the assumption that the Company will continue as a going concern.  As of the Current Balance Sheet Date, the Company had the following:

Cash reserves (“Cash Reserves”)	$1.1 million
Working capital deficit (“Working Capital Deficit”)	$8.6 million
Losses from operations for the Current Quarter	$1.2 million
Other income for the Current Quarter	$0.2 million
Net loss for the Current Quarter	$1.1 million
NJEDA Bonds Payable (“Current Bond Liability”)	$3.4 million

The financial statements do not include adjustments relating to the recoverability and realization of assets and classification of liabilities that might be necessary should the Company be unable to continue in operation.

In addition, the Company has received Notice of Default from the Trustee of the NJEDA Bonds as a result of the utilization of the debt service reserve being used to pay semi-annual interest payments due on September 1st and March 1st of each year.  The debt service reserve was first used to make such semi-annual interest payments on March 1, 2009 and has been utilized for all semi-annual interest payments due since then, with the Restricted Cash Interest Payments constituting such payments.

The Company has replenished all amounts withdrawn from the debt service reserve for the payment of semi-annual interest payments, as required, and in accordance with the applicable terms and conditions of such replenishments.

The Company did not have sufficient funds available to make the Restricted Cash Principal Payments and the Outstanding Principal Payments.

The debt service reserve was utilized to make the Restricted Cash Principal Payments, with the Company replenishing such amounts withdrawn from the debt service reserve, as required and in accordance with the applicable terms and conditions of such replenishments.

The Company requested that the Trustee utilize the debt service reserve to pay the principal payment due on September 1, 2010.  This request was denied and accordingly the principal payment due on September 1, 2010 was not made.

The Company did not have sufficient funds available to make the principal payments due on September 1, 2011, 2012 and 2013, with such amount due including principal payments due in the prior year but not paid.  There were not sufficient funds available in the debt service reserve and the payment was not made.

Please refer to the definition of Outstanding Bond Principal Payments for details on the amounts of the principal payments which were due and not made.

Resolution of the Company’s default on the NJEDA Bonds and our request for postponement of principal payments will have a significant effect on our ability to operate in the future.

Please refer to Note 6 to our financial statements for a more detailed discussion of the NJEDA Bonds and Notice of Default.

Please also note that the Working Capital Deficit includes the Current Bond Liability.  This amount was first classified as a current liability as of March 31, 2010, due to the Notice of Default received from the Trustee in relation to the NJEDA Bonds.  Please refer to the balance sheet and note 6 to our financial statements for details on the Current Bond Liability.

As of the Current Balance Sheet Date, we had Cash Reserves.

On June 12, 2012, Elite entered into a bridge loan agreement, as amended on December 5, 2012, and August 2, 2013, (the “Treppel Credit Line Agreement”) with Jerry Treppel, the Company’s Chairman.  Under the terms of the Treppel Credit Line Agreement, Elite has the right, in its sole discretion to a line of credit (the “Treppel Credit Line”) in the maximum principal amount of up to the Treppel Credit Line Limit, at any one time.  Mr. Treppel provided the Treppel Credit Line for the purpose of supporting the acceleration of Elite’s product development activities. The outstanding amount is evidenced by a promissory note which shall mature on July 31, 2014, at which time the entire unpaid principal balance, plus accrued interest thereon shall be due and payable in full.  Elite may prepay any amounts owed without penalty.  Any such prepayments shall first be due and owing and then to principal.  Interest only shall be payable quarterly on July 1, October 1, January 1 and April 1 of each year.  Prior to maturity or the occurrence of an Event of Default as defined in the Treppel Credit Line Agreement, the Company may borrow, repay and reborrow under the Treppel Credit Line through maturity.  Amounts borrowed under the Treppel Credit Line bear interest at the rate of ten percent (10%) per annum.  For more detailed information, please refer to the Current Reports on Form 8-K filed with the SEC on June 13, 2012 December 10, 2012 and August 6, 2013, with such filings being herein incorporated by reference.

On November 21, 2013, Elite entered into an unsecured convertible note (the “Treppel Note”) with Jerry Treppel (“Treppel”), Elite’s Chairman of the Board, in the amount of $600,000 for the unpaid current principal amount owed pursuant to the Treppel Bridge Loan Agreement (“Treppel Credit Line”). The original Treppel Credit Line agreement was executed on June 12, 2012 and amended on December 5, 2012 and August 2, 2013.

The Note is interest free and due and payable on the third anniversary of its issuance. Subject to certain limitations, the principal amount of the Note is convertible at the option of Treppel on and after the first anniversary of the date of the Note into shares of the Company’s Common Stock at a rate of $0.099 (approximately 10,101 shares per $1,000 in principal amount), the closing market price of the Company’s Common Stock on the date that the Note was executed. The conversion rate is adjustable for customary corporate actions such as stock splits and, subject to certain exclusions, includes weighted average anti-dilution for common stock transactions at prices below the then applicable conversion rate.

The foregoing description of the Note is qualified in its entirety by reference to the full text of the Note, a copy of which is attached as Exhibit 10.1 to the Current Report on Form 8-K filed with the SEC on November 26, 2013, with such exhibit and filing being herein in its entirety by reference. The representations, warranties and covenants contained in such Note was made only for purposes of such Note and as of a specific date, was solely for the benefit of the parties to such Note, and may be subject to limitations agreed upon by the contracting parties.

As of the Current Balance Sheet Date, the principal balance of the Treppel Credit Line was equal to the Treppel Credit Line Balance and the interest due was equal to the Treppel Credit Line Interest Due. Please also see Note 16- Subsequent Transaction.

On October 15, 2013, Elite entered into a bridge loan agreement (the “Hakim Credit Line Agreement”) with Nasrat Hakim, the Company’s CEO and President.  Under the terms of the Hakim Credit Line Agreement, Elite has the right, in its sole discretion to a line of credit (the “Hakim Credit Line”) in the maximum principal amount of up to the Hakim Credit Line Limit, at any one time.  Mr. Hakim provided the Hakim Credit Line for the purpose of supporting the acceleration of Elite’s product development activities. The outstanding amount is evidenced by a promissory note which shall mature on June 30, 2015, at which time the entire unpaid principal balance, plus accrued interest thereon shall be due and payable in full.  Elite may prepay any amounts owed without penalty.  Any such prepayments shall first be applied to interest due and owing and then to principal.  Interest only shall be payable quarterly on July 1, October 1, January 1 and April 1 of each year.  Prior to maturity or the occurrence of an Event of Default as defined in the Hakim Credit Line Agreement, the Company may borrow, repay and reborrow under the Hakim Credit Line through maturity.  Amounts borrowed under the Hakim Credit Line bear interest at the rate of ten percent (10%) per annum.  For more detailed information, please refer to the Current Reports on Form 8-K filed with the SEC on October 16, 2013 and exhibit 10.16 to the Quarterly Report on Form 10-Q filed with the SEC on November 14, 2013, with such filings being herein incorporated by reference.

As of the Current Balance Sheet Date, the principal balance of the Hakim Credit Line was equal to the Hakim Credit Line Balance and the interest due was equal to the Hakim Credit Line Interest Due.

On April 19, 2013, the Company entered into a purchase agreement (the “LPC Purchase Agreement”), together with a registration rights agreement (the “LPC Registration Rights Agreement”), with Lincoln Park Capital Fund, LLC (“LPC”).

Under the terms and subject to the conditions of the LPC Agreement, the Company has the right to sell to and LPC is obligated to purchase up to $10 million in shares of the Company’s Common Stock, subject to certain limitations, from time to time, over the 36 month period commencing on May 9, 2013, the date that the registration statement, which the Company agreed to file with the Securities and Exchange Commission (the “SEC”) pursuant to the LPC Registration Rights Agreement, was declared effective by the SEC.  The Company may direct LPC, at its sole discretion and subject to certain conditions, to purchase stock in amounts of up to $80,000 on any single business day, so long as at least two business days have passed since the most recent purchase, increasing to up to $500,000 per purchase, depending upon the closing sale price of the Common Stock.  The purchase price of the shares of Common Stock related to the future funding will be based on the prevailing market prices of such shares at the time of sales (or over a period of up to 12 business days leading up to such time), but in no event will shares be sold to LPC on a day the Common Stock closing price is less than the floor price of $0.07 per share, subject to adjustment.  The Company’s sales of shares of Common Stock to LPC under the LPC Purchase Agreement are limited to no more than the number of shares that would result in the beneficial ownership by LPC and its affiliates, at any single point in time, of more than 9.99% of the then outstanding shares of Common Stock.

A Current Report on Form 8-K was filed with the SEC on April 22, 2013 with regards to the LPC Purchase Agreement and LPC Registration Rights Agreement with such filing being herein incorporated by reference.  A Securities Registration Statement on Form S-1 was filed with the SEC on April 25, 2013 and declared effective by the SEC on May 9, 2013.  A post-effective amendment to the Registration Statement was filed with the SEC and declared effective on June 26, 2013.

Shares issued pursuant to the LPC Purchase Agreement are summarized as follows:

	Three Months Ended		Nine Months Ended
	December 31,		December 31,
	2013	2012	2013	2012
Initial commitment shares issued	—	—	2,929,115	—
Additional commitment shares issued	471,590	—	1,028,124	—
Purchased shares issued	13,774,792	—	39,630,813	—
Proceeds from purchased shares	$1,610,000	—	$3,510,000	$—

Despite having entered into the Treppel Credit Line Agreement, the Hakim Credit Line Agreement and the LPC Purchase Agreement we still may be required to seek additional capital in the future and there can be no assurances that Elite will be able to obtain such additional capital on favorable terms, if at all.

Management has evaluated subsequent events or transactions occurring through the date the financial statements were issued (please see note 16).

Segment Reporting
FASB ASC 280-10-50, “Disclosure about Segments of an Enterprise and Related Information” requires use of the “management approach” model for segment reporting. The management approach is based on the way a company’s management organizes segments within the company for making operating decisions and assessing performance.  Reportable segments are based on products and services, geography, legal structure, management structure, or any other manner in which management disaggregates a company.  The Company operates in one segment for the three and nine months ended December 31, 2013.